Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 159,264
Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	30,263
Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	614
Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	120,905
Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	37,829
Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,268
Less Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	40,385
Less Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	30,263
Less Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	613
Less Than One Year [Member] | Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	120,905
Less Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	14,924
Less Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,268
Greater Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	118,879
Greater Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	1
Greater Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 22,905